December 30, 2011

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Forum Funds
File Nos. 002-67052 and 811-03023
Post-Effective Amendment No. 346

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Forum Funds (the "Registrant"), is Post-Effective Amendment No. 346 to the currently effective Registration Statement on Form N-1A (the "Amendment"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The primary purposes of this filing are to update the Registration Statement to: (1) reflect the appointment of a new investment adviser to Waterville Large Cap Value Fund (the "Fund"); (2) change the name of the Fund from Waterville Large Cap Value Fund to Carne Large Cap Value Fund; and (3) update other information and make other non-material changes to the Fund's prospectus and statement of additional information.

The Registrant has elected that this filing be automatically effective February 28, 2012 pursuant to Rule 485(a)(1) under 1933 Act. The Registrant also intends to file an additional amendment to its Registration Statement to update the financial statements of the Fund. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine Rosenberger

Francine J. Rosenberger

Attachments
cc:	David Faherty
Atlantic Fund Administration, LLC